Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Commonwealth Trust
Entity Central Index Key	0000205323
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Nasdaq Composite Index ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Nasdaq Composite Index® ETF
Class Name	Fidelity® Nasdaq Composite Index® ETF
Trading Symbol	ONEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® ETF for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® ETF	$ 10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
Net Assets	$ 7,565,450,986
Holdings Count | shares	1,018
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$7,565,450,986
Number of Holdings	1,018
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.5 Communication Services 15.1 Consumer Discretionary 14.7 Health Care 5.4 Industrials 4.5 Financials 3.8 Consumer Staples 3.6 Utilities 0.9 Materials 0.9 Real Estate 0.8 Energy 0.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 96.3 Canada 1.0 China 0.7 Netherlands 0.5 Brazil 0.5 Israel 0.4 United Kingdom 0.3 Kazakhstan 0.1 Switzerland 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Canada - 1.0 China - 0.7 Netherlands - 0.5 Brazil - 0.5 Israel - 0.4 United Kingdom - 0.3 Kazakhstan - 0.1 Switzerland - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 11.0 NVIDIA Corp 10.6 Apple Inc 9.6 Amazon.com Inc 7.0 Meta Platforms Inc Class A 4.6 Broadcom Inc 3.7 Tesla Inc 3.5 Alphabet Inc Class A 3.3 Alphabet Inc Class C 3.0 Netflix Inc 1.7 58.0